2016 Omnibus Incentive Plan (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Omnibus Incentive Plan (Textual)
Stock options vested in period	100,000
Options [Member]
Omnibus Incentive Plan (Textual)
Options issued under the plan	3,680,200	2,332,000
Exercise price of options	$ 1.08	$ 1.00
Minimum [Member]
Omnibus Incentive Plan (Textual)
Stock options vesting monthly, per month	2,083
Maximum [Member]
Omnibus Incentive Plan (Textual)
Stock options vesting monthly, per month	17,000
2016 Omnibus Incentive Plan [Member]
Omnibus Incentive Plan (Textual)
Options issued under the plan	3,680,200
Exercise price of options	$ 1.80
Stock options vested and outstanding	454,656
Maximum number of shares available for issuance under the plan	5,000,000
2016 Omnibus Incentive Plan [Member] | Share Distribution [Member]
Omnibus Incentive Plan (Textual)
Options issued under the plan	2,685,200
Exercise price of options	$ 1.00
Stock options vested in period	1,705,200
Term of options	3 years
2016 Omnibus Incentive Plan [Member] | Share Distribution One [Member]
Omnibus Incentive Plan (Textual)
Options issued under the plan	945,000
Exercise price of options	$ 1.25
Stock options vested in period	825,000
Term of options	4 years
2016 Omnibus Incentive Plan [Member] | Share Distribution Two [Member]
Omnibus Incentive Plan (Textual)
Options issued under the plan	25,000
Exercise price of options	$ 2.00
Stock options vested in period	1,150,000
Term of options	8 years